Deposits, Loans and Other Receivables, including Derivative Instruments (Schedule of Composition) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of deposits, loans and other receivables including derivative instruments [Abstract]
Deposits in banks and others - restricted cash		$ 48,640	$ 54,300
Long-term trade receivable		1,067
Qoros put option	[1]	65,668
Deferred expenses, net	[2]	18,786	21,412
Contract asset		3,720	747
Other receivables	[3]	2,142	30,258
Deposits, Loans and Other Receivables, including Derivative Instruments		$ 140,023	$ 106,717

[1]	Refer to Note 9.C.b.2.
[2]	Mainly relates to deferred expenses, net from OPC.
[3]	Mainly from discontinued operations.